Income Taxes (Details) - Schedule of statement of loss and comprehensive loss - DeepGreen Metals Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net loss for the year	$ (56,631,379)	$ (43,072,371)
Canadian Federal and Provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	$ (15,290,472)	$ (11,629,540)
Permanent differences	980,690	386,507
Effect of differences in future and foreign tax rates	11,151,898	10,042,909
Foreign exchange and other	(141,758)	(275,813)
Valuation allowance changes affecting the provision of income taxes	3,299,642	1,475,937
Total income taxes